iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  14.2%
iShares Preferred and Income Securities ETF ...... 551,451 $ 16,642,791
a
Domestic Fixed Income  —  34.6%
iShares Agency Bond ETF ................... 53,553 5,886,010
iShares Broad USD High Yield Corporate Bond ETF
(b)
468,504 17,147,247
iShares Core 1-5 Year USD Bond ETF .......... 363,157 17,642,167
40,675,424
a
International Equity  —  25.9%
iShares Global REIT ETF ................... 235,485 5,691,673
iShares Latin America 40 ETF
(b)
............... 743,179 18,505,157
iShares MSCI EAFE Value ETF ............... 102,199 6,230,051
30,426,881
a
International Fixed Income  —  24.9%
iShares Floating Rate Bond ETF .............. 341,671 17,397,887
iShares J.P. Morgan EM Corporate Bond ETF ..... 129,130 5,777,276
iShares J.P. Morgan EM Local Currency Bond ETF
(c)
. 156,337 6,048,679
29,223,842
a
Total Long-Term Investments — 99.6%
(Cost: $120,000,677) ................................ 116,968,938
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  24.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.46%
(a)(d)(e)
..................... 28,586,523 $ 28,597,958
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(a)(d)
............................ 448,369 448,369
a
Total Short-Term Securities — 24.8%
(Cost: $29,046,279) ................................. 29,046,327
Total Investments — 124.4%
(Cost: $149,046,956) ................................ 146,015,265
Liabilities in Excess of Other Assets — (24.4)% .............. (28,619,887)
Net Assets — 100.0% ................................. $ 117,395,378
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 17,502,942 $ 11,099,949
(a)
$ — $ (4,603) $ (330) $ 28,597,958 28,586,523 $ 134,425
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 94,726 353,643
(a)
— — — 448,369 448,369 9,193 —
iShares 1-3 Year
Treasury Bond ETF
(c)
— 5,898,096 (5,928,408) 30,312 — — — 57,092 —
iShares Agency Bond
ETF ........... 6,385,810 5,970,836 (6,471,953) 94,098 (92,781) 5,886,010 53,553 107,258 —
iShares Broad USD High
Yield Corporate Bond
ETF ........... 17,969,820 1,366,546 (2,062,560) 39,654 (166,213) 17,147,247 468,504 887,671 —
iShares Core 1-5 Year
USD Bond ETF ... 17,925,744 1,437,159 (1,933,343) 27,525 185,082 17,642,167 363,157 524,272 —
iShares Core U.S. REIT
ETF
(c)
.......... 6,490,590 116,217 (7,001,160) 906,954 (512,601) — — 62,823 —
iShares Floating Rate
Bond ETF ....... 17,621,808 1,906,418 (2,064,505) 11,310 (77,144) 17,397,887 341,671 703,104 —
iShares Global REIT
ETF ........... — 6,243,247 (246,116) (6,703) (298,755) 5,691,673 235,485 90,148 —
iShares J.P. Morgan EM
Corporate Bond ETF 5,975,915 458,236 (632,349) 6,874 (31,400) 5,777,276 129,130 226,664 —
iShares J.P. Morgan EM
Local Currency Bond
ETF ........... 5,491,970 882,071 (665,312) (16,576) 356,526 6,048,679 156,337 — —
iShares Latin America 40
ETF ........... 5,280,639 14,445,038 (1,311,460) (10,927) 101,867 18,505,157 743,179 563,497 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares MSCI EAFE
Value ETF ....... $ 17,577,557 $ 566,177 $ (12,711,815) $ 2,825 $ 795,307 $ 6,230,051 102,199 $ 129,095 $ —
iShares Preferred and
Income Securities
ETF ........... 17,860,848 1,785,745 (2,200,987) 7,667 (810,482) 16,642,791 551,451 824,236 —
$ 1,088,410 $ (550,924)
$ 146,015,265
$ 4,319,478 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 116,968,938 $ — $ — $ 116,968,938
Short-Term Securities
Money Market Funds ...................................... 29,046,327 — — 29,046,327
$ 146,015,265 $ — $ — $ 146,015,265
Portfolio Abbreviation
REIT Real Estate Investment Trust